CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 68,931,976	433,850,961	521,204,802
Restricted cash	23,224,941	146,175,458	416,789,722
Short-term investments	78,522,861	494,215,034	34,705,845
Accounts receivable, net-related parties	4,927,020	31,010,170	100,382
Accounts receivable, net-third parties	254,247,265	1,600,206,864	576,796,395
Notes receivable	2,745,457	17,279,630
Advances to suppliers, net-third parties	33,064,410	208,104,089	339,738,092
Inventories	126,801,400	798,075,329	819,514,531
Forward contract receivables	10,320,260	64,954,682	96,871,563
Deferred tax assets-current			2,717,766
Other receivables-related parties	109,827	691,242	399,444
Prepayments and other current assets	129,317,320	813,910,281	385,635,603
Total current assets	732,212,737	4,608,473,740	3,194,474,145
Non-current assets:
Property, plant and equipment, net	610,241,499	3,840,798,972	1,938,978,220
Land use rights, net	58,476,132	368,042,926	261,858,588
Intangible assets, net	580,942	3,656,392	951,108
Advances to suppliers to be utilized beyond one year	33,307,002	209,630,940	234,577,110
Goodwill			45,645,832
Deferred tax assets-non-current			328,103
Capped call options	2,607,039	16,408,445
Other assets	20,557,671	129,387,926	203,532,685
Total assets	1,457,983,022	9,176,399,341	5,880,345,791
Current liabilities:
Accounts payable-a related party	5,702,004	35,887,845
Accounts payable-third parties	54,179,219	340,998,588	355,011,660
Notes payable	144,557,528	909,830,626	571,522,154
Accrued payroll and welfare expenses	28,066,512	176,647,819	96,853,932
Advances from third party customers	13,588,392	85,523,982	164,956,890
Income tax payables	5,224,764	32,884,140	92,200,131
Other payables and accruals	129,177,085	813,027,659	456,415,783
Other payables due to a related party	173,827	1,094,047
Forward contract payables	877,754	5,524,497	13,063,592
Deferred tax liabilities-current			10,112,475
Bonds payable and accrued interests	165,181,419	1,039,635,333
Contingent liabilities			10,000,000
Short-term borrowings from third parties, including current portion of long-term bank borrowings	349,549,893	2,200,032,066	1,171,776,271
Guarantee liabilities	238,326	1,500,000
Total current liabilities	896,516,723	5,642,586,602	2,941,912,888
Non-current liabilities:
Long-term borrowings	24,706,462	155,500,000	269,250,000
Guarantee liabilities			1,500,000
Accrued warranty costs - non-current	13,562,644	85,361,926
Convertible senior notes	61,611,598	387,777,235
Deferred tax liability-non-current			2,481,027
Total liabilities	996,397,427	6,271,225,763	3,215,143,915
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 95,078,242 and 89,435,058 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	2,097	13,200	13,832
Additional paid-in capital	239,473,908	1,507,224,827	1,542,089,341
Statutory reserves	28,437,751	178,984,364	164,586,834
Accumulated other comprehensive loss	(21,388)	(134,611)
Treasury stock, at cost; nil and 1,028,920 shares of ordinary shares as of December 31, 2010 and 2011, respectively	(1,327,384)	(8,354,423)
Retained earnings	193,434,462	1,217,457,158	958,511,869
Total JinkoSolar Holding Co., Ltd. shareholders' equity	459,999,446	2,895,190,515	2,665,201,876
Non-controlling interests	1,586,149	9,983,063
Total liabilities and shareholders' equity	$ 1,457,983,022	9,176,399,341	5,880,345,791